Consolidated Statements of Changes in Stockholders' Equity (Deficit) / Members' Equity (Deficit) - USD ($)	Class A Common Stock Common Stock	Class A Common Stock	Class B Common Stock Common Stock	Class B Common Stock	Members interest	Additional paid-in capital	Accumulated Deficit	Accumulated other comprehensive income	Noncontrolling interests in subsidiaries	Total
Members equity, Beginning Balance at Dec. 31, 2017					$ 33,455,223		$ (36,180,242)		$ 2,088,359	$ (636,660)
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Equity-based compensation					883,373					883,373
Members equity, Ending Balance at Dec. 31, 2018					113,274,181		(13,370,648)		2,865,125	102,768,658
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Issuance of common stock for acquisitions					78,484,832					78,484,832
Cashless exercise of warrants					134,350		(134,350)
Net income (loss)							23,260,347		1,076,766	24,337,113
Balance at end of period at Dec. 31, 2018										0
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Issuance of members' interest, net of offering costs of $837,156					19,162,844					19,162,844
Redemption of members' interest					(2,112,500)		(1,600,955)			(3,713,455)
Distributions to members							(250,000,000)			(250,000,000)
Equity-based compensation					5,223,108					5,223,108
Members equity, Ending Balance at Mar. 31, 2019					135,547,633		(270,771,920)		3,213,264	(132,011,023)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Net income (loss)							(5,800,317)		348,139	(5,452,178)
Members equity, Beginning Balance at Dec. 31, 2018					113,274,181		(13,370,648)		2,865,125	102,768,658
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Issuance of members' interest, net of offering costs of $837,156					19,162,844					19,162,844
Redemption of members' interest					(2,112,500)		(1,600,955)			(3,713,455)
Distributions to members							(250,000,000)			(250,000,000)
Equity-based compensation					$ 6,914,677					6,914,677
Members equity, Ending Balance at Dec. 31, 2019										0
Balance at beginning of period at Dec. 31, 2018										0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Exchange of Class B Common Stock to Class A Common Stock	$ 55		$ (55)			$ (820,121)			820,121
Exchange of Class B Common Stock to Class A Common Stock (in shares)	550,000		(550,000)
Equity-based compensation						4,155,398				4,155,398
Net income (loss)										(12,885,112)
Equity activity resulting from Tax Receivable Agreement						8,200,580				8,200,580
Change in fair value of interest rate swaps, net of reclassification adjustment								$ 1,431,029	1,105,807	2,536,836
Balance at end of period at Dec. 31, 2019	$ 4,082		$ 3,156			11,252,052	(27,209,514)	1,431,029	(14,729,012)	(29,248,207)
Balance at end of period (in shares) at Dec. 31, 2019	40,816,292	40,816,292	31,563,799	31,563,799
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Issuance of common stock for acquisitions	$ 39					6,247,976				$ 6,248,015
Issuance of common stock for acquisitions (in shares)	386,874
Exchange of Class B Common Stock to Class A Common Stock	$ 100		$ (100)			(361,005)			361,005
Exchange of Class B Common Stock to Class A Common Stock (in shares)	1,000,000		(1,000,000)
Cashless exercise of warrants	$ 109					(109)
Cashless exercise of warrants (in shares)	1,092,468									1,092,468
Equity-based compensation	$ 6					2,222,603				$ 2,222,609
Equity-based compensation (in shares)	58,617
Net income (loss)							(158,162)		423,785	265,623
Equity activity resulting from Tax Receivable Agreement						2,482,450				2,482,450
Change in fair value of interest rate swaps, net of reclassification adjustment								(6,570,167)	(4,847,049)	(11,417,216)
Balance at end of period at Mar. 31, 2020	$ 4,336		$ 3,056			$ 21,843,967	$ (27,367,676)	$ (5,139,138)	$ (18,791,271)	$ (29,446,726)
Balance at end of period (in shares) at Mar. 31, 2020	43,354,251	43,354,251	30,563,799	30,563,799